Note 11 - Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

11. Stockholders’ Equity

We were incorporated in 2001 and elected at that time to be taxed as an S corporation. During June 2006, we reincorporated in the State of Delaware and became a C corporation. On August 11, 2006, we entered into a reverse merger transaction with Fairview as discussed in Note 1. Pursuant to the Merger, the stockholders of Andalay Solar received one share of Fairview common stock for each issued and outstanding share of Andalay Solar common stock. Andalay Solar’s common shares were also adjusted from $0.01 par value to $0.001 par value at the time of the Merger. Since the stockholders of Andalay Solar owned a majority of the outstanding shares of Fairview common stock immediately following the Merger, and the management and board of Andalay Solar became the management and board of Fairview immediately following the Merger, the Merger is being accounted for as a reverse merger transaction and Andalay Solar was deemed to be the acquirer. The assets, liabilities and the historical operations prior to the Merger are those of Andalay Solar. Subsequent to the Merger, the consolidated financial statements include the assets, and the historical operations of Andalay Solar and Fairview from the closing date of the Merger.

We have 501,000,000 shares of capital stock authorized under our certificate of incorporation, consisting of 500,000,000 shares of common stock and 1,000,000 shares of preferred stock. As of December 31, 2013, we have authorized (i) 2,000 shares of Series A Convertible Preferred Stock, par value $0.001, all of which have been converted or cancelled and none of which remain outstanding, (ii) 4,000 shares of Series B 4% Convertible Preferred Stock, par value $0.001, of which 467 shares remain outstanding, (iii) 1,750 shares of our Series C 8% Convertible Preferred Stock, par value $0.001, of which 87 shares remain outstanding, and (iv) 1,180 shares of our Series D 8% Convertible Preferred Stock, par value $0.001, of which 860 shares remain outstanding.

On March 30, 2012, we entered into an amendment to the outstanding Series K warrants which removed the provision for any future price adjustment to the exercise price. See “Stock Warrants and Warrant Liability” for a discussion on the accounting treatment of these warrants.

Pursuant to the Lightway Supply Agreement, on March 30, 2012, we issued 1,900,000 shares of our common stock to Lightway. The shares were issued at $0.55 per share based on the latest closing sale price on the date of issuance. The issuance of the common stock, valued at $1,045,000, increased equity and reduced accounts payable by an equal amount.

On August 14, 2012, we entered into a securities purchase agreement with an institutional accredited investor relating to the sale of 2,000,000 shares of our common stock at a price of $0.25 per share. The aggregate purchase price was $500,000.

See Note 14 for a discussion of the accounting treatment of the stock warrant transactions discussed above.